FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

US$ MILLIONS	2022	2021
Current:
Marketable securities	$838	$518
Foreign currency forward contracts	124	79
Cross currency interest rate swaps	111	58
Loans and receivables	29	47
Other	290	38
Total current	$1,392	$740

Non-current:
Marketable securities	$169	$168
Foreign currency forward contracts	35	24
Cross currency interest rate swaps	183	202
Loans and receivables	30	63
Other	304	79
Total non-current	$721	$536